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                        J.P. MORGAN FLEMING SERIES TRUST

                  JPMorgan Multi-Manager Small Cap Growth Fund
                   JPMorgan Multi-Manager Small Cap Value Fund

                       Supplement dated February 28, 2005
                       to the Prospectus dated May 1, 2004

The third paragraph under the heading "THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS" in the Prospectus is hereby deleted in its entirety and replaced with the following:

         JPMIM serves as the "manager of managers" for the Funds and has responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM: (i) evaluates, selects, and recommends to the Trustees subadvisers needed to manage all or part of the Assets of the Funds; (ii) reviews the Funds' portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the subadvisers' investment programs and results as well as the performance of subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Funds' compliance with their investment objectives, investment strategies, policies and restrictions. Joel Levin is the portfolio manager providing these services to the JPMorgan Multi-Manager Small Cap Value Fund and the JPMorgan Multi-Manager Small Cap Growth Fund. In addition to his portfolio management role, Mr. Levin is a due diligence analyst responsible for researching, selecting and monitoring third party investment managers for the JPMorgan Private Bank. Mr. Levin has been with JPMorgan Chase for over 7 years, prior to which he worked for GHM Inc., a specialist firm on the American Stock Exchange. Joel holds a B.A. degree in Political Science from New York University.

The table on page 15 of the Prospectus in the section entitled "The Funds' Investment Adviser and Subadvisers" is revised to delete the reference to State Street Research and Management Company and the corresponding information about Tucker Walsh, and replace with the following:

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

                               YEAR FOUNDED/ASSETS UNDER
                               MANAGEMENT AS OF DECEMBER
SUBADVISER AND ADDRESS         31, 2004                      LEAD MANAGER(S)         EMPLOYMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
BLACKROCK ADVISORS, INC.       1988                           Nigel Wagner            MR. WAGNER HEADS BLACKROCK'S
One Financial Center           $342 billion                   Managing Director       SMALL AND MID-CAP GROWTH EQUITY
Boston, MA 02111                                                                      TEAM. PRIOR TO JOINING BLACKROCK
                                                                                      ADVISORS IN APRIL 2002, MR.WAGNER
                                                                                      WORKED AT MASSACHUSETTS FINANCIAL
                                                                                      SERVICES (MFS), FOCUSING ON SMALL
                                                                                      AND MID-CAP EQUITIES. MR. WAGNER
                                                                                      JOINED MFS AS A RESEARCH ANALYST IN
                                                                                      1998 AND BECAME A PORTFOLIO MANAGER
                                                                                      THERE IN 2000. PRIOR TO THAT, HE WAS
                                                                                      A SENIOR EQUITY RESEARCH ANALYST AT
                                                                                      DFS ADVISORS LLC FROM 1997 TO 1998.

                                                                  SUP-MULTI-205